Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ (8.8)	$ 2.0
Inventory net realizable value adjustment (note 6)	(55.2)	(49.7)
Advances and prepaid expenses	2.3	3.5
Accounts payable and accrued liabilities	(0.1)	16.7
Income taxes (paid) refunded	(1.3)	(26.9)
Increase (decrease) in working capital	$ (63.1)	$ (54.4)